FINANCIAL RISK MANAGEMENT - Summary of Derivative Positions (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets		R$ 796,877
Total net derivative financial instruments		(785,733)	R$ 516,386
Total net derivative financial instruments		(659,609)	154,420
Short Position CDI Floating Rate Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities	[1]	(6,874,285)	(6,348,442)
Gain (Loss) on Derivative Financial Liabilities	[1]	(697,678)	(823,887)
Post-fixed CDI Rate
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(521)	(137)
Gain (Loss) on Derivative Financial Liabilities		(521)	(137)
Short position at interbank rate
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(19,432)	(17,016)
Gain (Loss) on Derivative Financial Liabilities		3,723	94
Long Position US Dollar Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets	[1]	6,108,505	6,881,981
Gain (Loss) on Derivative Financial Assets	[1]	R$ 34,867	R$ 978,350

[1]	Swap transactions consist of swapping the exchange rate variation for a correction related to a percentage of the fluctuation of the Certificate of bank deposits (post-fixed CDI), in the case of Brazil.